UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00204

                   ALLIANCEBERNSTEIN MID-CAP GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

Company                                                Shares      U.S. $ Value
-------                                             -----------   -------------
COMMON STOCKS-99.1%

Technology-45.6%
Communication Equipment-7.5%
JDS Uniphase Corp.(a)*                               12,315,090   $  25,861,689
Juniper Networks, Inc.(a)                             1,464,094      34,157,313
                                                                  -------------
                                                                     60,019,002
                                                                  -------------
Communication Services-4.3%
Level 3 Communications, Inc.(a)                      11,864,070      34,405,803
                                                                  -------------
Computer Hardware/Storage-1.0%
Sun Microsystems, Inc.(a)                             1,990,100       7,960,400
                                                                  -------------
Computer Peripherals-4.1%
Network Appliance, Inc.(a)*                           1,208,665      33,069,074
                                                                  -------------
Internet Infrastructure-3.1%
VeriSign, Inc.(a)                                     1,060,050      25,048,982
                                                                  -------------
Internet Media-3.6%
Equinix, Inc.(a)                                        101,200       3,733,268
RealNetworks, Inc.(a)                                 3,209,900      25,037,220
                                                                  -------------
                                                                     28,770,488
                                                                  -------------
Semiconductor Capital Equipment-5.6%
FormFactor, Inc.(a)                                     394,897       9,722,364
KLA-Tencor Corp.*                                       762,237      35,283,951
                                                                  -------------
                                                                     45,006,315
                                                                  -------------
Semiconductor Components-9.0%
Advanced Micro Devices, Inc.(a)*                        356,040       8,267,249
Broadcom Corp. Cl.A(a)                                  402,650      17,096,519
PMC-Sierra, Inc.(a)                                   2,575,550      18,286,405
Silicon Laboratories, Inc.(a)*                          899,307      28,930,706
                                                                  -------------
                                                                     72,580,879
                                                                  -------------
Software-4.8%
Autodesk, Inc.                                          273,950      12,363,363
Citrix Systems, Inc.(a)                                 306,300       8,444,691
NAVTEQ(a)                                               451,430      17,659,942
                                                                  -------------
                                                                     38,467,996
                                                                  -------------
Miscellaneous-2.6%
Harman International Industries, Inc.*                   93,440       9,330,919
Trimble Navigation Ltd.(a)                              386,890      11,169,514
                                                                  -------------
                                                                     20,500,433
                                                                  -------------
                                                                    365,829,372
                                                                  -------------
Consumer Services-28.6%
Advertising-1.5%
Audible, Inc.(a)*                                     1,000,372      10,453,887
Getty Images, Inc.(a)*                                   21,960       1,822,900
                                                                  -------------
                                                                     12,276,787
                                                                  -------------
Broadcasting & Cable-3.0%
XM Satellite Radio Holdings, Inc. Cl.A(a)*              834,215      24,050,419
                                                                  -------------

Cellular Communications-1.0%
NeuStar, Inc. Cl.A(a)                                   264,535       8,094,771
                                                                  -------------
Entertainment & Leisure-3.9%
Wynn Resorts, Ltd.(a)*                                  664,090      30,999,721
                                                                  -------------
Retail - General Merchandise-9.6%
Amazon.com, Inc.(a)*                                    755,880      30,144,495
Bed Bath & Beyond, Inc.(a)                              497,860      20,173,287
Tiffany & Co.                                           199,800       7,872,120
Williams-Sonoma, Inc.(a)                                482,610      18,874,877
                                                                  -------------
                                                                     77,064,779
                                                                  -------------
Miscellaneous-9.6%
Apollo Group, Inc. Cl.A(a)                              397,460      25,047,929
CNET Networks, Inc.(a)*                               1,857,020      25,236,902
HomeStore, Inc.(a)                                    4,324,180      15,696,773
Shanda Interactive Entertainment, Ltd.
   (Cayman Islands)(ADR)(a)*                            441,400      10,933,478
                                                                  -------------
                                                                     76,915,082
                                                                  -------------
                                                                    229,401,559
                                                                  -------------
Health Care-17.5%
Biotechnology-11.1%
Affymetrix, Inc.(a)*                                    573,235      26,042,066
Applera Corp.-Applied Biosystems Group                  866,965      21,041,240
Applera Corp.-Celera Genomics Group(a)                1,699,740      20,192,911
Compugen, Ltd. (Israel)(a)                            1,715,350       5,178,642
deCODE GENETICS, Inc. (Iceland)(a)*                   1,009,200       8,800,224
Protein Design Labs, Inc.(a)*                           155,110       4,346,182
Vertex Pharmaceuticals, Inc.(a)                         172,200       3,917,550
                                                                  -------------
                                                                     89,518,815
                                                                  -------------
Medical Products-3.6%
Cerus Corp.(a)                                        1,728,398      11,459,279
Given Imaging, Ltd. (Israel)(a)*                        783,831      17,401,048
                                                                  -------------
                                                                     28,860,327
                                                                  -------------
Medical Services-2.8%
Cepheid, Inc.(a)                                      2,236,120      14,177,001
Covance, Inc.(a)                                        173,600       8,445,640
                                                                  -------------
                                                                     22,622,641
                                                                  -------------
                                                                    141,001,783
                                                                  -------------
Finance-4.9%
Brokerage & Money Management-2.2%
Ameritrade Holding Corp.(a)                             383,280       8,060,379
International Securities Exchange, Inc. Cl.A(a)*        373,000       9,179,530
                                                                  -------------
                                                                     17,239,909
                                                                  -------------
Miscellaneous-2.7%
Chicago Mercantile Exchange Holdings, Inc.*              41,610      15,193,891
Nasdaq Stock Market, Inc.(a)                            220,830       6,821,439
                                                                  -------------
                                                                     22,015,330
                                                                  -------------
                                                                     39,255,239
                                                                  -------------
Transportation-1.2%
Air Freight-1.2%
UTI Worldwide, Inc. (British Virgin Islands)            112,010       9,581,335
                                                                  -------------
Energy-0.8%
Energy Miscellaneous-0.8%
Plug Power, Inc.(a)*                                  1,102,380       6,393,804
                                                                  -------------
Consumer Manufacturing-0.5%

Auto & Related-0.5%
Autoliv, Inc. (Sweden)                                   89,500       3,844,920
                                                                  -------------
Total Common Stocks
(cost $702,637,261)                                                 795,308,012
                                                                  -------------

                                                     Shares or
                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
                                                   ------------   -------------
SHORT-TERM INVESTMENT-1.0%
Time Deposit-1.0%
State Street Euro Dollar
3.10%, 11/01/05
(cost $8,086,000)                                  $      8,086       8,086,000
                                                                  -------------
Total Investment Before Security Lending
   Collateral-100.1%
(cost $710,723,261)                                                 803,394,012
                                                                  -------------
INVESTMENT OF CASH COLLATERAL FOR
   SECURITIES LOANED-21.7%
Short-Term Investment-21.7%
UBS Private Money Market Fund, LLC, 3.87%
(cost $174,041,505)                                 174,041,505     174,041,505
                                                                  -------------
Total Investments-121.8%
(cost $884,764,766)                                                 977,435,517
Other assets less liabilities-(21.8%)                              (175,039,664)
                                                                  -------------
Net Assets-100%                                                   $ 802,395,853
                                                                  -------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

Glossary:

ADR - American Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Mid-Cap Growth Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 27, 2005


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: December 27, 2005